Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Changes in Company's Accrued Product Warranty Costs

The table below presents the changes in the Company’s accrued product warranty costs.

	Year Ended December 31,
	2013	2012
	(in millions)
Accrued product warranty costs(1):
Balance at January 1	$99	$94
Acquisitions during this period	2	7
Accruals for product warranties issued during the period	71	78
Changes to accruals for product warranties existing before January 1	3	(3)
Foreign currency translation adjustments	—	1
Settlements made during the period	(76)	(78)

Balance at December 31	$99	$99

(1)	Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.